Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Matters
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2025:

Total Capital (to Risk-Weighted Assets)
Consolidated	$210,882	15.82%	106,612	8.00%	N/A	N/A
Bank	209,144	15.70%	106,586	8.00%	139,894	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	199,353	14.96%	79,959	6.00%	N/A	N/A
Bank	197,615	14.83%	79,940	6.00%	113,248	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	199,353	11.33%	70,381	4.00%	N/A	N/A
Bank	197,615	11.13%	71,008	4.00%	71,008	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	184,353	13.83%	59,969	4.50%	N/A	N/A
Bank	197,615	14.83%	59,955	4.50%	93,263	7.00%
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2024:

Total Capital (to Risk-Weighted Assets)
Consolidated	$195,816	15.34%	102,127	8.00%	N/A	N/A
Bank	194,314	15.22%	102,116	8.00%	134,027	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	184,720	14.47%	76,595	6.00%	N/A	N/A
Bank	183,218	14.35%	76,587	6.00%	108,498	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	184,720	10.88%	67,896	4.00%	N/A	N/A
Bank	183,218	10.71%	68,441	4.00%	68,441	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	169,720	13.29%	57,446	4.50%	N/A	N/A
Bank	183,218	14.35%	57,440	4.50%	89,351	7.00%